Consolidated Statements of Stockholders' Equity (USD $)	Management [Member] Additional Paid-in Capital [Member] USD ($)	Management [Member] USD ($)	Common Stock [Member] Cashless Exercise of Warrants [Member] USD ($)	Common Stock [Member] Shares Held For Issuance [Member] The Fresh Diet [Member] USD ($)	Common Stock [Member] The Fresh Diet [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Cashless Exercise of Warrants [Member] USD ($)	Additional Paid-in Capital [Member] Shares Held For Issuance [Member] The Fresh Diet [Member] USD ($)	Additional Paid-in Capital [Member] Organic Food Brokers [Member] USD ($)	Additional Paid-in Capital [Member] The Fresh Diet [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Common Stock Subscribed [Member] USD ($)	Treasury Stock [Member] USD ($)	Retained Earnings [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Cashless Exercise of Warrants [Member]	Shares Held For Issuance [Member] The Fresh Diet [Member] USD ($)	Organic Food Brokers [Member] USD ($)	The Fresh Diet [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2012						$ 602					$ 6,329,553	$ 68,336	$ (99)	$ (5,177,106)						$ 1,221,286
Balance (in Shares) at Dec. 31, 2012						6,023,801							304
Common stock issued for conversion of notes payable and accrued interest						118					293,308									293,426
Common stock issued for conversion of notes payable and accrued interest (in Shares)						1,173,712														1,173,712
Common stock issued, previously subscribed						28					75,637	(68,336)								7,329
Common stock issued, previously subscribed (in Shares)						279,310										255,633				279,310
Common stock issued for the cashless exercise of warrants						26					(26)									26
Common stock issued for the cashless exercise of warrants (in Shares)						255,633
Common stock repurchased													(100,000)							(100,000)
Common stock repurchased (in Shares)													400,000							400,000
Stock options issued											178,183									178,183
Discount on notes payable											826,238									826,238
Income (Loss) for the year														(1,486,257)						(1,486,257)
Balance at Dec. 31, 2013						774					7,702,893		(100,099)	(6,663,363)						940,205
Balance (in Shares) at Dec. 31, 2013						7,732,456							400,304							7,732,456
Common stock issued for conversion of notes payable and accrued interest						84					211,483									211,567
Common stock issued for conversion of notes payable and accrued interest (in Shares)						846,263
Common stock issued, previously subscribed						17					65,818									65,835
Common stock issued, previously subscribed (in Shares)						175,000										16,203				175,000
Common stock issued to service provider						2					17,591									17,593
Common stock issued to service provider (in Shares)						17,248														17,248
Common stock sold for cash						159					1,584,841									1,585,000
Common stock sold for cash (in Shares)						1,585,000														1,585,000
Common stock issued for the cashless exercise of warrants			2			100	(2)				349,900									350,000
Common stock issued for the cashless exercise of warrants (in Shares)			16,203			1,001,819														16,202
Common stock repurchased													(60,000)							(60,000)
Common stock repurchased (in Shares)													85,950							85,950
Stock options issued	265,995	265,995							71,349		42,787							71,349		42,787
Stock issued for exercise of options						2					6,998									7,000
Stock issued for exercise of options (in Shares)						20,000										20,000
Value of RSU's recognized during the period											886,516									886,516
Shares issued in acquisition of The Fresh Diet				311	689			4,353,777		9,645,223							4,354,088		9,645,912	14,000,000
Shares issued in acquisition of The Fresh Diet (in Shares)				3,110,063	6,889,937														6,889,937
Discount on notes payable											732,565									732,565
Income (Loss) for the year														(3,732,132)	1,184					(3,730,948)
Balance at Dec. 31, 2014						$ 2,140					$ 25,937,734		$ (160,099)	$ (10,395,495)	$ 1,184					$ 15,385,464
Balance (in Shares) at Dec. 31, 2014						21,393,989							486,254							21,393,989